Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,156,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,131.24
Total Offset Amount	0.00
Net Fee	5,131.24
Narrative - Max Aggregate Offering Price	$ 37,156,000.00
Final Prospectus	true